Basis of Presentation (Details) a in Thousands, $ in Thousands, shares in Millions				6 Months Ended
	Oct. 25, 2021 USD ($) shares	Oct. 21, 2021 USD ($)	May 03, 2021 USD ($) a	Oct. 21, 2021 USD ($)	Jun. 09, 2021 USD ($)
Business Acquisition [Line Items]
Cash consideration			$ 635,496
Total cash paid		$ 511,296	$ 585,802
Oasis Midstream Partners, LP | Subsequent Event
Business Acquisition [Line Items]
Ownership percentage by parent	70.00%
Oasis Senior Notes | Unsecured Debt
Business Acquisition [Line Items]
Debt, gross					$ 400,000
Debt, interest rate					6.375%
2021 Williston Acquisition
Business Acquisition [Line Items]
Number of acres acquired | a			95
Cash consideration			$ 585,800	$ 585,802
Total cash paid		$ 511,300	$ 74,506
OMP Merger | Subsequent Event
Business Acquisition [Line Items]
Cash consideration	$ 6,700
OMP Merger | Crestwood Equity Partners LP | Subsequent Event
Business Acquisition [Line Items]
Percentage of ownership after transaction	22.00%
OMP Merger | Crestwood Equity Partners LP | Subsequent Event
Business Acquisition [Line Items]
Total cash paid	$ 160,000
Number of common units (in shares) | shares	21.0